Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share ("EPS")
Schedule of basic and diluted EPS

2019				2018
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic EPS	$344.1	187.7	$1.83	$139.0	186.1	$0.75
Effect of dilutive securities	—	0.3	—	—	0.3	—
Diluted EPS	$344.1	188.0	$1.83	$139.0	186.4	$0.75